Short-Term Loans	12 Months Ended
Dec. 31, 2023
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Short-Term Loans
22.
SHORT-TERM LOANS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Unsecured bank loans	$722	$585

The annual interest rates of bank loans were as follows:

	December 31
	2022	2023
Unsecured bank loans	1.30%-3.19%	2.16%-3.36%